ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I STATEMENT OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net loss	$ (34,427,734)	$ (9,491,138)	$ (49,343,907)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	1,023,871	463,753	1,231,919
Share-based compensation cost in relation to disposition of Yisheng	0	0	522,251
Provisions for Seed Music receivable (related party)	980,000	0	0
Prepaid expenses and other current assets	137,414	360,963	(1,519,380)
Amount due from related parties	(2,093,669)	(1,658,858)	(3,913,409)
Amounts due to related parties	255,094	132,037	461,247
Net cash used in operating activities	(11,524,248)	(8,086,138)	(39,174,796)
Investing activities:
Repayment of loans from related parties under common control of Shanda	3,300,000	14,000,000	0
Net cash provided by (used in) investing activities	3,440,522	15,640,239	(25,712,350)
Financing activities:
Proceeds from exercise of options	46,400	0	3,750
Proceeds from issuance of ordinary shares to Shanda	0	0	50,000,000
Proceeds from issuance of Convertible Bond to Shanda	0	0	50,000,000
Cash paid for redemption of Convertible Bond to Shanda	0	0	(50,000,000)
Repurchase of ordinary shares	(58,147)	(8,169,481)	0
Net cash provided by (used in) financing activities	(3,315,507)	(21,222,221)	63,327,799
Effect of exchange rate changes on cash and cash equivalents	(524)	(11,320)	1,014,955
Net decrease in cash and cash equivalents	(11,399,757)	(13,679,440)	(544,392)
Cash and cash equivalents, beginning of year	13,070,987	26,750,427	27,294,819
Cash and cash equivalents, end of year	1,671,230	13,070,987	26,750,427
Ku6 Media Co., Ltd. [Member]
Operating activities:
Net loss	(34,427,734)	(9,491,138)	(49,343,907)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	1,023,871	463,753	1,231,919
Share-based compensation cost in relation to disposition of Yisheng	0	0	522,251
Provisions for Seed Music receivable (related party)	980,000	0	0
Exchange gains	(355,337)	0	0
Equity in losses of subsidiaries	32,345,988	8,396,376	46,075,410
Prepaid expenses and other current assets	62,083	122,056	(193,214)
Amounts due from subsidiaries and variable interest entities	0	(1,645)	0
Amount due from related parties	74,964	(92,159)	(1,692,875)
Other payables and accruals	36,479	(277,527)	(323,956)
Amounts due to subsidiaries and variable interest entities	4,160,000	(4,013,840)	(77,833)
Amounts due to related parties	0	0	375,000
Net cash used in operating activities	3,900,314	(4,894,124)	(3,427,205)
Investing activities:
Loan to subsidiaries	(12,350,863)	(3,001,557)	(5,762,569)
Loan to related parties	0	(470,000)	(14,108,019)
Repayment of loans from related parties under common control of Shanda	3,300,000	14,000,000	0
Investment in subsidiary	0	0	(30,000,000)
Net cash provided by (used in) investing activities	(9,050,863)	10,528,443	(49,870,588)
Financing activities:
Proceeds from exercise of options	46,400	0	3,750
Proceeds from issuance of ordinary shares to Shanda	0	0	50,000,000
Proceeds from issuance of Convertible Bond to Shanda	0	0	50,000,000
Cash paid for redemption of Convertible Bond to Shanda	0	0	(50,000,000)
Repurchase of ordinary shares	(58,147)	(8,169,481)	0
Net cash provided by (used in) financing activities	(11,747)	(8,169,481)	50,003,750
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Net decrease in cash and cash equivalents	(5,162,296)	(2,535,162)	(3,294,043)
Cash and cash equivalents, beginning of year	5,219,295	7,754,457	11,048,500
Cash and cash equivalents, end of year	$ 56,999	$ 5,219,295	$ 7,754,457